LEASES - Future Minimum Operating Lease Expense Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 37,008
2019	35,369
2020	35,474
2021	35,066
2022	32,043
Thereafter	137,162
Total	$ 312,122